Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Capital commitments [abstract]
Number of RSUs, Beginning Balance		506,495		639,031
Number of RSUs, Granted		125,000	[1]	542,371	[2],[3]
Number of RSUs, Cash settled	[4]			(639,031)
Number of RSUs, Withheld	[2]			(13,782)
Number of RSUs, Shares issued		(434,742)	[3]	(22,094)	[2]
Number of RSUs, Ending Balance		196,753		506,495
Weighted average fair value, Beginning Balance		$ 2.24		$ 0.69
Weighted average fair value, Granted		0.78	[1]	2.24	[2],[3]
Weighted average fair value, Cash settled	[4]			0.69
Weighted average fair value, Withheld	[2]			2.23
Weighted average fair value, Shares issued		0.68	[3]	2.23	[2]
Weighted average fair value, Ending Balance		$ 1.27		$ 2.24

[1]	The Group's Compensation Committee (the "Comp Committee") granted the RSUs on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. In January 2019, the Comp Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of a previous grant. Accordingly, during the period, the Group has recognized $80 as SBC with a corresponding increase in the RSU liability for this grant based on the quoted market value of the Company's common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability's fair value is remeasured based on the quoted TSX closing price for shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation. Subsequent to the reporting period, the RSU's were settled by the Group (note 15(a)).
[2]	Includes RSUs granted on July 27, 2017 (see (ii)) and 107,629 RSUs granted on September 15, 2017. The September grant vested 1/3 on grant date and 1/3 in September 2018. The remaining 1/3 will vest in September 2019. On grant date, the Group has treated the September grant as equity-settled as the terms of the grant stipulated that payment would be in shares. For the year ended December 31, 2018, the Group determined the tax obligation on vesting of the second tranche of the RSUs as $7. In 2017, the Group had withheld 13,782 RSUs to settle and pay the tax obligations of $30 and issued the balance in shares. Subsequent to the reporting period, the second tranche of RSU's were settled by the Group (note 15(a)).
[3]	On July 30, 2018, the Group settled RSUs treated as cash-settled by issuing 434,742 shares. Accordingly, the Group transferred $322 from the RSU liability to equity. The Group had granted the RSUs in the prior year on July 27, 2017 and had treated the grant as cash-settled given that a previous grant to the same individuals was settled in cash (see (iv)).
[4]	The Group settled the payout of 639,031 RSUs by making a cash payment of $1,098, which was based on the 5-day average of TSX closing prices for shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. The Group recognized this payment as a decrease in the SBC Reserve.